Investment Securities - Investment Securities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost		$ 68,717	$ 66,985
Amortized Cost of Investment Securities		$ 113,079	$ 109,976
Amortized Cost of Investment Securities, Percentage		100.00%	100.00%
Available-for-sale securities, total, fair value	[1]	$ 68,137	$ 66,284
Available-for-sale securities, total, weighted-average maturity in years		5 years 1 month 6 days	5 years 1 month 6 days
Available-for-sale securities, total, weighted-average yield		2.25%	2.06%
Held-to-maturity securities, total, amortized cost		$ 44,362	$ 42,991
Held-to-maturity securities, total, fair value		$ 43,723	$ 42,435
Held-to-maturity securities, total, weighted-average maturity in years		4 years 8 months 12 days	4 years 7 months 6 days
Held-to-maturity securities, total, weighted-average yield		2.14%	1.93%
U.S. Treasury and Agencies [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 4,985
Available-for-sale securities, maturing after one year through five years, amortized cost		16,683
Available-for-sale securities, maturing after five years through ten years, amortized cost		1,918
Available-for-sale securities, total, amortized cost		23,586	$ 17,314
Available-for-sale securities, maturing in one year or less, fair value		4,965
Amortized Cost of Investment Securities		28,767	$ 22,560
Available-for-sale securities, maturing after one year through five years, fair value		$ 16,465
Amortized Cost of Investment Securities, Percentage		25.50%	20.50%
Available-for-sale securities, maturing after five years through ten years, fair value		$ 1,871
Available-for-sale securities, total, fair value		$ 23,301	$ 17,127
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		6 months
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		3 years 4 months 24 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		5 years 8 months 12 days
Available-for-sale securities, total, weighted-average maturity in years		3 years
Available-for-sale securities, maturing in one year or less, weighted-average yield		0.85%
Available-for-sale securities, maturing after one year through five years, weighted-average yield		1.67%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		1.84%
Available-for-sale securities, total, weighted-average yield		1.51%
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 1,794
Held-to-maturity securities, maturing after five years through ten years, amortized cost		3,387
Held-to-maturity securities, total, amortized cost		5,181	5,246
Held-to-maturity securities, maturing after one year through five years, fair value		1,776
Held-to-maturity securities, maturing after five years through ten years, fair value		3,290
Held-to-maturity securities, total, fair value		$ 5,066	5,126
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 6 months
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		6 years 1 month 6 days
Held-to-maturity securities, total, weighted-average maturity in years		5 years 2 months 12 days
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		1.81%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		1.80%
Held-to-maturity securities, total, weighted-average yield		1.80%
Mortgage-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 79
Available-for-sale securities, maturing after one year through five years, amortized cost		17,637
Available-for-sale securities, maturing after five years through ten years, amortized cost		18,391
Available-for-sale securities, maturing after ten years, amortized cost		2,349
Available-for-sale securities, total, amortized cost		38,456
Available-for-sale securities, maturing in one year or less, fair value		80
Amortized Cost of Investment Securities		77,606	$ 81,698
Available-for-sale securities, maturing after one year through five years, fair value		$ 17,424
Amortized Cost of Investment Securities, Percentage		68.60%	74.30%
Available-for-sale securities, maturing after five years through ten years, fair value		$ 18,179
Available-for-sale securities, maturing after ten years, fair value		2,354
Available-for-sale securities, total, fair value		$ 38,037
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		6 months
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		4 years 4 months 24 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		5 years 10 months 25 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		12 years 9 months 18 days
Available-for-sale securities, total, weighted-average maturity in years		5 years 7 months 6 days
Available-for-sale securities, maturing in one year or less, weighted-average yield		4.33%
Available-for-sale securities, maturing after one year through five years, weighted-average yield		2.08%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		2.22%
Available-for-sale securities, maturing after ten years, weighted-average yield		2.47%
Available-for-sale securities, total, weighted-average yield		2.18%
Held-to-maturity securities, maturing in one year or less, amortized cost		$ 85
Held-to-maturity securities, maturing after one year through five years, amortized cost		23,307
Held-to-maturity securities, maturing after five years through ten years, amortized cost		15,497
Held-to-maturity securities, maturing after ten years, amortized cost		261
Held-to-maturity securities, total, amortized cost		39,150
Held-to-maturity securities, maturing in one year or less, fair value		85
Held-to-maturity securities, maturing after one year through five years, fair value		22,968
Held-to-maturity securities, maturing after five years through ten years, fair value		15,305
Held-to-maturity securities, maturing after ten years, fair value		261
Held-to-maturity securities, total, fair value		$ 38,619
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		6 months
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 9 months 18 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		5 years 8 months 12 days
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years		12 years 3 months 19 days
Held-to-maturity securities, total, weighted-average maturity in years		4 years 7 months 6 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield		2.99%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		2.10%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		2.31%
Held-to-maturity securities, maturing after ten years, weighted-average yield		2.37%
Held-to-maturity securities, total, weighted-average yield		2.19%
Asset-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after one year through five years, amortized cost		$ 328
Available-for-sale securities, maturing after five years through ten years, amortized cost		85
Available-for-sale securities, total, amortized cost		413
Amortized Cost of Investment Securities		419	$ 483
Available-for-sale securities, maturing after one year through five years, fair value		$ 332
Amortized Cost of Investment Securities, Percentage		0.40%	0.40%
Available-for-sale securities, maturing after five years through ten years, fair value		$ 87
Available-for-sale securities, total, fair value		$ 419
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		3 years 8 months 12 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		5 years
Available-for-sale securities, total, weighted-average maturity in years		4 years
Available-for-sale securities, maturing after one year through five years, weighted-average yield		3.00%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		3.23%
Available-for-sale securities, total, weighted-average yield		3.04%
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 4
Held-to-maturity securities, maturing after five years through ten years, amortized cost		2
Held-to-maturity securities, total, amortized cost		6
Held-to-maturity securities, maturing in one year or less, fair value		1
Held-to-maturity securities, maturing after one year through five years, fair value		4
Held-to-maturity securities, maturing after five years through ten years, fair value		3
Held-to-maturity securities, maturing after ten years, fair value		4
Held-to-maturity securities, total, fair value		$ 12
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		4 months 24 days
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 2 months 12 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		5 years 7 months 6 days
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years		16 years 3 months 19 days
Held-to-maturity securities, total, weighted-average maturity in years		4 years 1 month 6 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield		2.12%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		2.28%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		2.25%
Held-to-maturity securities, maturing after ten years, weighted-average yield		2.06%
Held-to-maturity securities, total, weighted-average yield		2.27%
Obligations of State and Political Subdivisions [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 183
Available-for-sale securities, maturing after one year through five years, amortized cost		662
Available-for-sale securities, maturing after five years through ten years, amortized cost		4,428
Available-for-sale securities, maturing after ten years, amortized cost		967
Available-for-sale securities, total, amortized cost		6,240	$ 5,167
Available-for-sale securities, maturing in one year or less, fair value		184
Amortized Cost of Investment Securities		6,246	$ 5,173
Available-for-sale securities, maturing after one year through five years, fair value		$ 688
Amortized Cost of Investment Securities, Percentage		5.50%	4.70%
Available-for-sale securities, maturing after five years through ten years, fair value		$ 4,532
Available-for-sale securities, maturing after ten years, fair value		954
Available-for-sale securities, total, fair value		$ 6,358	$ 5,039
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		2 months 12 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		3 years 2 months 12 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		8 years 8 months 12 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		19 years 9 months 18 days
Available-for-sale securities, total, weighted-average maturity in years		9 years 7 months 6 days
Available-for-sale securities, maturing in one year or less, weighted-average yield		7.40%
Available-for-sale securities, maturing after one year through five years, weighted-average yield		5.93%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		5.33%
Available-for-sale securities, maturing after ten years, weighted-average yield		5.02%
Available-for-sale securities, total, weighted-average yield		5.41%
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 1
Held-to-maturity securities, maturing after five years through ten years, amortized cost		5
Held-to-maturity securities, total, amortized cost		6	6
Held-to-maturity securities, maturing after one year through five years, fair value		1
Held-to-maturity securities, maturing after five years through ten years, fair value		6
Held-to-maturity securities, total, fair value		$ 7	7
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 8 months 12 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		8 years 2 months 12 days
Held-to-maturity securities, total, weighted-average maturity in years		7 years 7 months 6 days
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		7.82%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		2.53%
Held-to-maturity securities, total, weighted-average yield		3.24%
Other Debt Securities and Obligations of Foreign Governments [Member]
Contractual Maturities of Investment Securities [Line Items]
Amortized Cost of Investment Securities		$ 41	$ 62
Amortized Cost of Investment Securities, Percentage			0.10%
Held-to-maturity securities, maturing after one year through five years, amortized cost		19
Held-to-maturity securities, total, amortized cost		19
Held-to-maturity securities, maturing after one year through five years, fair value		19
Held-to-maturity securities, total, fair value		$ 19
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		2 years 6 months
Held-to-maturity securities, total, weighted-average maturity in years		2 years 6 months
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		2.26%
Held-to-maturity securities, total, weighted-average yield		2.26%
Other Investment [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost		$ 22	$ 27
Available-for-sale securities, total, fair value		$ 22	$ 36
Available-for-sale securities, total, weighted-average yield		0.01%

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.